Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Schedule of Provisions

(CHF in millions)	Social charges	Long-service leave	Other	Total

Balance as of January 1, 2024	6.8	5.8	4.5	17.1
thereof current	6.3	0.7	0.1	7.1
thereof non-current	0.5	5.1	4.3	10.0
Additions	13.0	1.4	0.3	14.6
Release	(0.4)	(0.1)	—	(0.4)
Utilization	(3.2)	—	—	(3.2)
Exchange differences	(0.1)	0.1	—	—
Balance as of June 30, 2024	16.1	7.2	4.9	28.2
thereof current	15.6	1.0	0.2	16.8
thereof non-current	0.5	6.2	4.6	11.4

Balance as of January 1, 2025	20.3	8.0	8.4	36.6
thereof current	20.3	1.0	0.4	21.7
thereof non-current	—	7.0	8.0	14.9
Additions	4.4	2.6	3.4	10.4
Release	(2.5)	(0.2)	(2.2)	(5.0)
Utilization	(6.6)	—	—	(6.6)
Exchange differences	(0.4)	(0.4)	(0.4)	(1.2)
Balance as of June 30, 2025	15.1	10.0	9.2	34.3
thereof current	15.1	1.2	0.6	16.9
thereof non-current	—	8.8	8.6	17.4